PREPAYMENTS (Details)		1 Months Ended			12 Months Ended
		Jan. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) Patent	Jul. 31, 2024 USD ($)
Current [Abstract]
Blacksand option prepayments	[1]		$ 0		$ 5,500,000
Other prepayments			588,395		571,735
Total current prepayments			588,395		6,071,735
Non-current [Abstract]
Blacksand option prepayments	[1]		3,000,000		0
Total non-current prepayments			3,000,000		0
Total prepayments			3,588,395		6,071,735
Blacksand [Member]
Non-current [Abstract]
Additional amount paid upon exercise of option to purchase		$ 500,000	$ 1,500,000	$ 1,500,000	$ 5,500,000
Exercise of option to purchase settled in shares		$ 2,000,000
Blacksand [Member] | Subsequent Events [Member]
Non-current [Abstract]
Additional amount to be paid upon exercise of option to purchase						$ 500,000
Blacksand [Member] | Bottom of range [member]
Non-current [Abstract]
Number of global patents owned | Patent					40

[1]	At June 30, 2024, the Group had an exclusive option to purchase certain assets (including all intellectual property rights) of Blacksand Technology, LLC (“Blacksand”). Blacksand holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. The Group can exercise its option any time prior to 31 December 2024 (“Option Period”). At June 30, 2024, as consideration for the option, IperionX has made option payments to Blacksand totalling US$5,500,000 during the Option Period (US$1,500,000 paid in January 2023, US$1,500,000 paid in June 2023, US$500,000 paid in January 2024, and US$2,000,000 satisfied through the issue of shares in IperionX in January 2024), with a final option payment of US$500,000 payable in July 2024. These prepayments represent the option payments paid to Blacksand. Refer to Note 23 for further details.